Expense by Nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Cost of raw material	¥ 42,082,307	¥ 57,101,961	¥ 56,601,977
Cost of trading products	11,467,420	21,566,364	26,392,366
Employee benefit expenses	3,143,219	3,147,372	2,888,572
Depreciation and amortization	1,794,486	1,736,790	1,807,613
Repairs and maintenance expenses	1,060,624	1,089,829	1,265,919
Other expenses	1,030,020	1,107,017	771,401
Change of goods in process and finished goods	862,652	446,779	(277,403)
Transportation costs	274,002	297,416	326,553
Inventory write-down	220,888	70,178	86,003
External processing fee	215,467	215,288	185,164
Sales commissions	104,598	125,641	139,954
Impairment loss	87,570	486	82,652
Depreciation of right-of-use assets	32,653	101,998	0
Auditors' remuneration - audit services	7,800	7,800	7,800
Leasing expenses	3,731	2,961	96,520
Total cost of sales, selling and administrative expenses	¥ 62,387,437	¥ 87,017,880	¥ 90,375,091